Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Earnings before income taxes	$ (96)	$ (54)	$ 314
Net earnings attributable to non-controlling interests not subject to tax	(19)	(35)	(109)
Adjusted earnings before income taxes	$ (115)	$ (89)	$ 205
Statutory Canadian federal and provincial income tax rate	26.80%	26.80%	26.70%
Expected income tax expense (recovery)	$ (31)	$ (24)	$ 55
Increase (decrease) in income taxes resulting from:
Lower effective foreign tax rates	(3)	(11)	(16)
Deferred income tax expense related to temporary difference on investment in subsidiary	0	0	11
Writedown (reversal of writedown) of deferred income tax assets	27	(15)	(10)
Statutory and other rate differences	0	110	1
Other	1	4	(3)
Income tax expense (recovery)	$ (6)	$ 64	$ 38
Effective tax rate	5.00%	72.00%	19.00%